Income Taxes on Continuing Operations (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current
United States			$ 283	$ 273	$ 326
International			52	5	42
Current income tax expense			335	278	368
Deferred
United States			(52)	27	(40)
International			(13)	41	(3)
Deferred income tax (benefit) expense			(65)	68	(43)
Income tax expense	$ 27	$ 77	$ 270	$ 346	$ 325